NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Cash and cash equivalents	$ 11,351,000	$ 12,211,000
Working capital	744,000	2,162,000
Accumulated deficit	(180,895,000)	(165,581,000)
Net loss	15,314,000	7,036,000
Cash used in operating activities	3,952,000	5,072,000
Unspent flow-through expenditure commitments	$ 4,197,000	$ 3,482,000
Hope Brook
Statement [Line Items]
Subsidiary ownership percentage	20.00%
Pickle Crow
Statement [Line Items]
Subsidiary ownership percentage	30.00%
Non-brokered private placement [member]
Statement [Line Items]
Combined total proceeds raised through non-brokered private placement financings and a bought deal public offering	$ 20,906,000
Working capital balance	$ 4,718,000